Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Line Items]
Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46-50 years

Schedule of Company’s Total Revenues by Geographic Market

The summary of the Company’s total revenues by geographic market for the six months ended March 31, 2026 and 2025 was as follows:

	For the Six Months Ended March 31,
	2026	2025
China domestic market	$1,895,534	$2,575,152
Overseas market	7,023,848	7,306,353
Total revenue	$8,919,382	$9,881,505

Schedule of Company’s Total Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the six months ended March 31, 2026 and 2025 was as follows:

	For the Six Months Ended March 31,
	2026	2025
Wheelchair	$7,162,863	$7,261,231
Wheelchair components	1,089,865	991,901
Other products	666,654	1,628,373
Total revenue	$8,919,382	$9,881,505

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended March 31,		For the Year Ended September 30,
	2026	2025	2025
Period-end spot rate	US$1=RMB 6.9038	US$1=RMB 7.2579	US$1=RMB 7.1203
Average rate	US$1=RMB 7.0097	US$1=RMB 7.2323	US$1=RMB 7.2134

Straight Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Depreciation of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Motor vehicles	3–5 years
Office and electric equipment	3–5 years